Equity - Financial Assets at FVOCI Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at FVOCI reserve [Abstract]
Revaluation - gross	$ (6,999)	$ 2,281	$ (2,475)
Deferred tax	12,135	14,336	12,538
Financial assets at FVOCI reserve
Financial assets at FVOCI reserve [Abstract]
Beginning balance	(3,899)	(612)	0
Revaluation - gross	(1,242)	(3,287)	(612)
Deferred tax	0	0	0
Ending balance	$ (5,141)	$ (3,899)	$ (612)